UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [   ]; Amendment Number:

This amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Telemark Asset Management, LLC
Address:  One International Place, Suite 2401
          Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian C. Miley
Title:    Chief Financial Officer
Phone:    (617) 526-8910

Signature, Place and Date of Signing    /s/ Brian C. Miley         Boston, Massachusetts     February 10, 2012
                                        ----------------------     ---------------------     -----------------
                                        [Signature]                [City, State]             [Date]
                                        Brian C. Miley, Chief
                                        Financial Officer

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       28 Data Records

Form 13F Information Table Value Total:       $179,674 (thousands)

Telemark Fund, LP
12/31/2011

                                                                        SHRS
Security Description                                          Value    or PRN  SH/ PUT/  Investment   Other      Voting Authority
                                 Title of Class   CUSIP     (x$1,000)  Amount  PRN CALL  Discretion  Managers  Sole   Shares    None

APPLE                            Com             037833100    12,150    30,000  SH          Sole               30,000
BARRICK GOLD                     Com             067901108     5,430   120,000  SH          Sole              120,000
ASSISTED LIVING CONCEPTS CL A    CL A New        04544X300     1,705   114,500  SH          Sole              114,500
AMAZON COM                       Com             023135106     8,655    50,000  SH          Sole               50,000
AMERIGON                         Com             03070L300     6,417   450,000  SH          Sole              450,000
FRANCO NEVADA                    Com             351858105     6,840   180,000  SH          Sole              180,000
CREDIT ACCEPTANCE                Com             225310101     3,703    45,000  SH          Sole               45,000
CLEAN HARBORS                    Com             184496107    12,746   200,000  SH          Sole              200,000
CEPHEID                          Com             15670R107     5,850   170,000  SH          Sole              170,000
ELDORADO GOLD                    Com             284902103     3,428   250,000  SH          Sole              250,000
FTI CONSULTING                   Com             302941109     2,121    50,000  SH          Sole               50,000
MARKET VECTORS ETF TR            Gold Miner ETF  57060U100     7,715   150,000  SH          Sole              150,000
GOLDCORP                         Com             380956409    11,948   270,000  SH          Sole              270,000
SPDR GOLD TRUST GOLD SHARES NPV  GOLD SHS        78463V107    15,199   100,000  SH          Sole              100,000
GOLAR LNG                        SHS             G9456A100    13,335   300,000  SH          Sole              300,000
GARMIN LTD                       SHS             H2906T109     1,194    30,000  SH          Sole               30,000
HMS HOLDINGS                     Com             40425J101     4,797   150,000  SH          Sole              150,000
JB HUNT TRANSPORT SERVICES       Com             445658107     4,507   100,000  SH          Sole              100,000
KANSAS CITY SOUTHERN             Com             485170302     6,801   100,000  SH          Sole              100,000
LANDSTAR SYSTEM                  Com             515098101     3,354    70,000  SH          Sole               70,000
NEWMONT MINING                   Com             651639106     6,001   100,000  SH          Sole              100,000
OLD DOMINION FREIGHT LINE        Com             679580100     4,053   100,000  SH          Sole              100,000
DOUGLAS DYNAMICS                 Com             25960R105     2,924   200,000  SH          Sole              200,000
ROYAL GOLD                       Com             780287108     6,743   100,000  SH          Sole              100,000
SIMPSON MANUF                    Com             829073105     3,366   100,000  SH          Sole              100,000
TASER INTERNATIONAL              Com             87651B104     1,024   200,000  SH          Sole              200,000
VERIZON COMMUNICATIONS           Com             92343V104    12,036   300,000  SH          Sole              300,000
WASTE CONNECTION                 Com             941053100     5,634   170,000  SH          Sole              170,000